PGIM Quant Solutions Commodity Strategies Fund Expense Example - PGIM Quant Solutions Commodity Strategies Fund	Jul. 31, 2025 USD ($)
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,079
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	$ 1,905